Faegre Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.faegredrinker.com

February 3, 2023

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Destra Investment Trust, File Nos.: 333-167073; 811-22417

Ladies and Gentlemen:

On behalf of Destra Investment Trust (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that the Registrant’s Prospectuses and Statements of Additional Information, that would have been filed under paragraph (b) or (c) of Rule 497 under the 1933 Act would not have differed from the Prospectuses and Statements of Additional Information contained in the Registrant’s Post-Effective Amendment No. 74 to its Registration Statement on Form N-1A under the 1933 Act and Post-Effective Amendment No. 75 to its Registration Statement under the Investment Company Act of 1940, as amended, which was filed on January 27, 2023 and effective February 1, 2023 (SEC Accession No. 0001829126-23-001072).

Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2497 or, in my absence, to Joshua B. Deringer at (215) 988-2959.

Sincerely,

/s/ Cheri R. Williams
Cheri R. Williams